UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Semi-annual report for the six months ended October 31, 2016

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested   for periods ended September 30, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	8.59%	13.23%	5.94%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated July 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of November 30, 2016, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.78%.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

For the six months ended October 31, 2016, Washington Mutual Investors Fund reported a total return of 3.11%, which compares to 3.84% for the Lipper Growth & Income Funds Index and 4.06% for the unmanaged Standard & Poor’s 500 Composite Index. Since April, the fund has paid 38 cents in regular dividends.

We’re pleased with the fund’s lifetime average annual total return of 11.73%. By contrast, the S&P 500 — a market capitalization-weighted index based on the results of 500 widely held common stocks — had a 10.62% average annual total return over that same period of time. The fund outpaced the Lipper Growth & Income Funds Index, a peer group measure, over one-, five- and 10-year periods.

Results at a glance

Total returns for periods ended October 31, 2016, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	3.11%	5.01%	12.35%	6.12%	11.73%
Standard & Poor’s 500 Composite Index[1]	4.06	4.51	13.57	6.70	10.62
Lipper Growth & Income Funds Index[2]	3.84	3.96	10.62	4.92	—	[3]

[1]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[2]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown.

Washington Mutual Investors Fund	1

U.S. economic and markets overview

Over the past six months, economic data was mixed.

U.S. stocks ended the second quarter with modest gains overall despite weakening economic data and the turmoil caused by the U.K.’s vote to exit the European Union. The broad S&P 500 rose 2%; the Dow Jones Industrial Average (DJIA) also advanced 2% and the Nasdaq index was flat.

In the third quarter, U.S. stocks advanced, buoyed by the Federal Reserve’s decision to stand pat on interest rates, positive economic news and strong quarterly earnings reports from many companies. The S&P 500 gained 4%, posting strong results in July and moderating in August and September. The DJIA rose 3% and the Nasdaq index soared 10%.

The U.S. economy, as represented by gross domestic product (GDP), was estimated to be growing at annual rates of 1.4% in the second quarter of 2016 and 3.2% in the third quarter.

The acceleration in real GDP growth in the third quarter, according to the U.S. Commerce Department’s Bureau of Economic Analysis, reflected an upturn in private inventory investment, an acceleration in exports, a smaller decrease in state and local government spending, and an upturn in federal government spending. These were partly offset by a smaller increase in personal consumer expenditures, and a larger increase in imports.

Interest rates have remained unchanged since the Fed increased them by a modest 0.25% last December. Many believe another rate hike is possible before the end of 2016, and at least one more hike is expected in 2017, depending on economic activity and inflation.

The second quarter was characterized by a flight to safety as investors shifted into defensive sectors and safe-haven investments. However, in the third quarter, information technology stocks, which surged 13%, lifted the S&P 500.

Over the six-month period, the strongest sectors in the benchmark were information technology (+15.83%), financials (+5.79%) and utilities (+3.86%). Retreating sectors included real estate (–6.76%),* telecommunication services (–3.43%) and health care (–2.59%).

*	Prior to September 30, 2016, securities in the Real Estate sector were reported under the Financials sector.

2	Washington Mutual Investors Fund

Subsequent to this reporting period, the presidential election on November 8, 2016, has resulted in a significant rotation among industry groups with sectors such as financials and industrials benefiting, while selected technology and interest-rate-sensitive companies are lagging due to rising-rate expectations.

A look at the portfolio

Top contributors to the fund’s returns over the six-month period were Microsoft, Texas Instruments and JPMorgan Chase. Among the fund’s most notable detractors for the period were Home Depot, Bristol-Myers Squibb and CVS Health.

Looking ahead

At American Funds, our investment philosophy remains simple and constant: Invest with a long-term focus based on thorough research and attention to risk. This rarely has been more critical than during the approaching change of presidential administrations.

When we launched Washington Mutual Investors Fund in 1952, the goal was to offer a fund that would produce income and an opportunity for growth with lower volatility over time. To help lower risk, a strict set of eligibility rules are applied for the holdings in the fund. We believe that this very specific strategy, combined with American Funds’ time-tested investment approach, can help investors as they pursue their long-term financial goals.

We would like to take this opportunity to welcome our new shareholders to the fund and to thank current investors for the trust and confidence they’ve placed in Washington Mutual Investors Fund.

We look forward to reporting back to you again in six months.

Cordially,

Alan N. Berro

Vice Chairman and President

Washington Mutual Investors Fund

December 12, 2016

For current information about the fund, visit americanfunds.com.

Washington Mutual Investors Fund	3

Summary investment portfolio October 31, 2016	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.86%
Home Depot	3.63
Boeing	3.34
Verizon Communications	3.00
Lockheed Martin	2.63
Comcast	2.63
Merck	2.32
Royal Dutch Shell	2.26
JPMorgan Chase	2.24
Schlumberger	2.22

Common stocks 95.49%	Shares	Value (000)
Energy 11.23%
Chevron Corp.	14,646,194	$1,534,189
ConocoPhillips	16,635,300	722,804
Enbridge Inc.	32,585,939	1,406,735
Exxon Mobil Corp.	6,141,600	511,718
Halliburton Co.	11,097,000	510,462
Royal Dutch Shell PLC, Class B (ADR)	34,831,400	1,822,031
Schlumberger Ltd.	22,920,300	1,793,055
Other securities		774,786
		9,075,780

Materials 5.00%
E.I. du Pont de Nemours and Co.	20,314,795	1,397,455
Praxair, Inc.	9,468,300	1,108,359
Other securities		1,532,372
		4,038,186

Industrials 12.60%
Boeing Co.	18,930,255	2,696,236
Caterpillar Inc.	6,616,207	552,189
General Electric Co.	23,518,000	684,374
Lockheed Martin Corp.	8,639,300	2,128,551
Northrop Grumman Corp.	5,131,300	1,175,068

4	Washington Mutual Investors Fund

	Shares	Value (000)
Waste Management, Inc.	14,127,400	$927,605
Other securities		2,018,698
		10,182,721

Consumer discretionary 11.54%
Comcast Corp., Class A	34,390,739	2,126,035
Home Depot, Inc.	24,014,200	2,929,973
VF Corp.	10,330,200	560,000
Other securities		3,703,697
		9,319,705

Consumer staples 8.32%
Coca-Cola Co.	40,458,000	1,715,419
Costco Wholesale Corp.	3,789,100	560,294
CVS Health Corp.	8,105,000	681,630
Kraft Heinz Co.	8,805,000	783,205
Procter & Gamble Co.	17,395,700	1,509,947
Other securities		1,471,284
		6,721,779

Health care 11.66%
Aetna Inc.	5,508,300	591,316
Humana Inc.[1]	7,620,000	1,307,058
Johnson & Johnson	14,360,300	1,665,651
Medtronic PLC	11,265,200	923,972
Merck & Co., Inc.	31,883,000	1,872,170
Pfizer Inc.	29,539,000	936,682
UnitedHealth Group Inc.	4,400,851	621,972
Other securities		1,501,490
		9,420,311

Financials 10.36%
Capital One Financial Corp.	7,398,609	547,793
Chubb Ltd.	7,633,500	969,454
CME Group Inc., Class A	9,888,404	989,829
JPMorgan Chase & Co.	26,176,500	1,812,984
Marsh & McLennan Companies, Inc.	8,409,300	533,066
Wells Fargo & Co.	29,096,100	1,338,712
Other securities		2,176,981
		8,368,819

Information technology 16.20%
Alphabet Inc., Class A2	694,200	562,233
Alphabet Inc., Class C2	228,750	179,463
Amphenol Corp., Class A	8,642,500	569,800
Apple Inc.	9,125,700	1,036,132
Broadcom Ltd.	4,013,799	683,470
Intel Corp.	32,616,000	1,137,320
Intuit Inc.	5,820,000	632,867
Microsoft Corp.	79,023,800	4,735,106
Texas Instruments Inc.	19,074,800	1,351,449

Washington Mutual Investors Fund	5

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Visa Inc., Class A	6,244,100	$515,201
Other securities		1,685,624
		13,088,665

Telecommunication services 3.94%
AT&T Inc.	20,607,800	758,161
Verizon Communications Inc.	50,351,601	2,421,912
		3,180,073

Utilities 2.76%
Dominion Resources, Inc.	10,267,000	772,078
PG&E Corp.	9,602,200	596,489
Other securities		858,055
		2,226,622

Miscellaneous 1.88%
Other common stocks in initial period of acquisition		1,519,144

Total common stocks (cost: $53,179,226,000)		77,141,805

Short-term securities 4.34%	Principal amount (000)
Apple Inc. 0.50%–0.53% due 11/14/2016–1/17/2017[3]	$125,000	124,934
Chevron Corp. 0.57%–0.59% due 11/17/2016–1/23/2017[3]	155,000	154,924
Coca-Cola Co. 0.52%–0.56% due 11/15/2016–12/16/2016[3]	86,200	86,172
Federal Home Loan Bank 0.23%–0.48% due 11/1/2016–2/21/2017	1,312,300	1,311,828
Intel Corp. 0.54% due 12/27/2016	35,000	34,971
Pfizer Inc. 0.41%–0.61% due 11/28/2016–12/13/2016[3]	145,000	144,932
U.S. Treasury Bills 0.29%–0.46% due 11/17/2016–2/23/2017	531,600	531,330
Wells Fargo Bank, N.A. 0.90% due 12/5/2016	50,000	50,023
Other securities		1,068,488

Total short-term securities (cost: $3,507,293,000)		3,507,602
Total investment securities 99.83% (cost: $56,686,519,000)		80,649,407
Other assets less liabilities 0.17%		134,541

Net assets 100.00%		$80,783,948

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities including holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	Washington Mutual Investors Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2016 (000)
Humana Inc.	7,620,000	—	—	7,620,000	$4,420	$1,307,058

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $967,659,000, which represented 1.20% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Washington Mutual Investors Fund	7

Financial statements

Statement of assets and liabilities at October 31, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $56,133,493)	$79,342,349
Affiliated issuers (cost: $553,026)	1,307,058	$80,649,407
Cash		237
Receivables for:
Sales of investments	195,615
Sales of fund’s shares	92,497
Dividends and interest	88,381	376,493
		81,026,137
Liabilities:
Payables for:
Purchases of investments	77,728
Repurchases of fund’s shares	116,388
Investment advisory services	16,276
Services provided by related parties	24,053
Board members’ deferred compensation	7,276
Other	468	242,189
Net assets at October 31, 2016		$80,783,948

Net assets consist of:
Capital paid in on shares of beneficial interest		$53,009,381
Undistributed net investment income		149,309
Undistributed net realized gain		3,662,370
Net unrealized appreciation		23,962,888
Net assets at October 31, 2016		$80,783,948

See Notes to Financial Statements

8	Washington Mutual Investors Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,010,558 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$50,305,599	1,250,912	$40.22
Class B	35,422	884	40.05
Class C	1,562,497	39,314	39.74
Class F-1	2,914,558	72,711	40.08
Class F-2	7,424,029	184,715	40.19
Class 529-A	1,784,358	44,456	40.14
Class 529-B	5,903	147	40.10
Class 529-C	434,911	10,912	39.86
Class 529-E	90,816	2,274	39.93
Class 529-F-1	110,289	2,753	40.06
Class R-1	90,668	2,277	39.82
Class R-2	701,493	17,671	39.70
Class R-2E	14,412	360	40.07
Class R-3	1,765,809	44,247	39.91
Class R-4	2,372,930	59,277	40.03
Class R-5E	73	2	40.19
Class R-5	1,914,344	47,617	40.20
Class R-6	9,255,837	230,029	40.24

See Notes to Financial Statements

Washington Mutual Investors Fund	9

Statement of operations for the six months ended October 31, 2016	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,074;also includes $4,420 from affiliates)	$1,005,207
Interest	7,265	$1,012,472
Fees and expenses*:
Investment advisory services	96,047
Distribution services	89,937
Transfer agent services	35,160
Administrative services	10,006
Reports to shareholders	1,296
Registration statement and prospectus	690
Board members’ compensation	1,260
Auditing and legal	134
Custodian	352
Other	1,000	235,882
Net investment income		776,590

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments	1,031,028
Currency transactions	(334)	1,030,694
Net unrealized appreciation on investments		644,042
Net realized gain and unrealized appreciation		1,674,736

Net increase in net assets resulting from operations		$2,451,326

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	Washington Mutual Investors Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended October 31, 2016*	Year ended April 30, 2016
Operations:
Net investment income	$776,590	$1,532,787
Net realized gain	1,030,694	3,041,981
Net unrealized appreciation (depreciation)	644,042	(3,338,626)
Net increase in net assets resulting from operations	2,451,326	1,236,142

Dividends and distributions paid to shareholders:
Dividends from net investment income	(765,630)	(1,569,346)
Distributions from net realized gain on investments	—	(3,006,010)
Total dividends and distributions paid to shareholders	(765,630)	(4,575,356)

Net capital share transactions	652,019	3,175,152

Total increase (decrease) in net assets	2,337,715	(164,062)

Net assets:
Beginning of period	78,446,233	78,610,295
End of period (including undistributed net investment income: $149,309 and $138,349, respectively)	$80,783,948	$78,446,233

*Unaudited.

See Notes to Financial Statements

Washington Mutual Investors Fund	11

Notes to financial statements	unaudited

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Washington Mutual Investors Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Washington Mutual Investors Fund	13

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

14	Washington Mutual Investors Fund

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

Washington Mutual Investors Fund	15

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$9,075,780	$—	$—	$9,075,780
Materials	4,038,186	—	—	4,038,186
Industrials	10,182,721	—	—	10,182,721
Consumer discretionary	9,319,705	—	—	9,319,705
Consumer staples	6,721,779	—	—	6,721,779
Health care	9,420,311	—	—	9,420,311
Financials	8,368,819	—	—	8,368,819
Information technology	13,088,665	—	—	13,088,665
Telecommunication services	3,180,073	—	—	3,180,073
Utilities	2,226,622	—	—	2,226,622
Miscellaneous	1,519,144	—	—	1,519,144
Short-term securities	—	3,507,602	—	3,507,602
Total	$77,141,805	$3,507,602	$—	$80,649,407

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

16	Washington Mutual Investors Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2012.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$144,946
Undistributed long-term capital gains	2,669,172

Washington Mutual Investors Fund	17

As of October 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$24,475,968
Gross unrealized depreciation on investment securities	(556,080)
Net unrealized appreciation on investment securities	23,919,888
Cost of investment securities	56,729,519

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended October 31, 2016					Year ended April 30, 2016
										Total
				Total						dividends and
	Ordinary		Long-term	dividends		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$482,374		$—	$482,374		$1,034,924		$1,974,246		$3,009,170
Class B	238		—	238		1,186		3,597		4,783
Class C	8,900		—	8,900		20,317		62,909		83,226
Class F-1	26,659		—	26,659		55,906		110,943		166,849
Class F-2	70,601		—	70,601		123,745		221,315		345,060
Class 529-A	16,326		—	16,326		34,505		68,984		103,489
Class 529-B	36		—	36		177		602		779
Class 529-C	2,335		—	2,335		5,292		17,375		22,667
Class 529-E	726		—	726		1,572		3,599		5,171
Class 529-F-1	1,138		—	1,138		2,288		4,111		6,399
Class R-1	526		—	526		1,194		3,682		4,876
Class R-2	4,010		—	4,010		9,642		29,004		38,646
Class R-2E	80		—	80		43		105		148
Class R-3	13,780		—	13,780		30,965		71,847		102,812
Class R-4	21,762		—	21,762		44,264		87,910		132,174
Class R-5E*	—	†	—	—	†	—	†	—	†	—	†
Class R-5	20,685		—	20,685		43,448		73,597		117,045
Class R-6	95,454		—	95,454		159,878		272,184		432,062
Total	$765,630		$—	$765,630		$1,569,346		$3,006,010		$4,575,356

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

18	Washington Mutual Investors Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2115% on such assets in excess of $116 billion. For the six months ended October 31, 2016, the investment advisory services fee was $96,047,000, which was equivalent to an annualized rate of 0.236% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

Washington Mutual Investors Fund	19

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. From May 1, 2016 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	Washington Mutual Investors Fund

For the six months ended October 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$62,709	$22,888		$2,588		Not applicable
Class B	247	26		Not applicable		Not applicable
Class C	8,058	703		405		Not applicable
Class F-1	3,681	1,885		745		Not applicable
Class F-2	Not applicable	3,691		1,693		Not applicable
Class 529-A	2,057	662		457		$694
Class 529-B	41	5		2		3
Class 529-C	2,214	175		112		170
Class 529-E	231	20		23		36
Class 529-F-1	—	41		28		43
Class R-1	471	55		24		Not applicable
Class R-2	2,696	1,304		181		Not applicable
Class R-2E	34	13		3		Not applicable
Class R-3	4,507	1,515		452		Not applicable
Class R-4	2,991	1,419		600		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	595		489		Not applicable
Class R-6	Not applicable	163		2,204		Not applicable
Total class-specific expenses	$89,937	$35,160		$10,006		$946

*	Amount less than one thousand.

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $1,260,000 in the fund’s statement of operations reflects $800,000 in current fees (either paid in cash or deferred) and a net increase of $460,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Washington Mutual Investors Fund	21

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales[1]		dividends				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended October 31, 2016

Class A	$1,425,332	35,366	$468,908		11,769		$(3,396,722)	(84,186)	$(1,502,482)	(37,051)
Class B	398	10	236		6		(30,079)	(747)	(29,445)	(731)
Class C	127,926	3,213	8,755		222		(196,385)	(4,912)	(59,704)	(1,477)
Class F-1	245,800	6,100	26,039		656		(316,426)	(7,863)	(44,587)	(1,107)
Class F-2	1,901,976	47,101	68,374		1,716		(768,194)	(19,024)	1,202,156	29,793
Class 529-A	77,618	1,926	16,319		411		(136,447)	(3,372)	(42,510)	(1,035)
Class 529-B	120	3	36		1		(5,593)	(139)	(5,437)	(135)
Class 529-C	19,803	495	2,334		59		(39,272)	(977)	(17,135)	(423)
Class 529-E	3,842	96	726		18		(7,631)	(189)	(3,063)	(75)
Class 529-F-1	9,591	238	1,138		29		(12,260)	(305)	(1,531)	(38)
Class R-1	7,824	196	525		13		(12,214)	(305)	(3,865)	(96)
Class R-2	66,633	1,672	4,004		102		(101,979)	(2,563)	(31,342)	(789)
Class R-2E	6,575	163	80		2		(634)	(15)	6,021	150
Class R-3	169,068	4,220	13,772		348		(222,310)	(5,542)	(39,470)	(974)
Class R-4	287,523	7,151	21,759		549		(291,295)	(7,255)	17,987	445
Class R-5E	65	2	—	[2]	—	[2]	— [2]	— [2]	65	2
Class R-5	240,327	5,942	20,666		519		(334,066)	(8,351)	(73,073)	(1,890)
Class R-6	1,768,818	44,080	95,348		2,392		(584,732)	(14,411)	1,279,434	32,061
Total net increase (decrease)	$6,359,239	157,974	$749,019		18,812		$(6,456,239)	(160,156)	$652,019	16,630

22	Washington Mutual Investors Fund

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended April 30, 2016

Class A	$3,065,605	78,555		$2,938,274	77,218	$(5,582,343)	(142,345)	$421,536	13,428
Class B	1,290	33		4,749	126	(77,004)	(1,976)	(70,965)	(1,817)
Class C	258,731	6,705		82,025	2,185	(386,720)	(9,986)	(45,964)	(1,096)
Class F-1	524,963	13,493		163,622	4,315	(577,054)	(14,731)	111,531	3,077
Class F-2	1,720,604	44,066		335,004	8,809	(1,085,666)	(27,823)	969,942	25,052
Class 529-A	152,175	3,893		103,462	2,725	(228,677)	(5,817)	26,960	801
Class 529-B	295	8		779	20	(14,082)	(359)	(13,008)	(331)
Class 529-C	39,959	1,031		22,661	602	(64,306)	(1,651)	(1,686)	(18)
Class 529-E	7,842	203		5,169	137	(12,035)	(309)	976	31
Class 529-F-1	17,551	451		6,399	169	(17,916)	(455)	6,034	165
Class R-1	16,827	435		4,875	130	(25,829)	(665)	(4,127)	(100)
Class R-2	140,196	3,630		38,616	1,030	(228,844)	(5,907)	(50,032)	(1,247)
Class R-2E	8,516	219		147	4	(511)	(13)	8,152	210
Class R-3	372,731	9,575		102,664	2,721	(559,656)	(14,406)	(84,261)	(2,110)
Class R-4	558,013	14,307		132,148	3,489	(568,282)	(14,575)	121,879	3,221
Class R-5E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-5	342,492	8,735		116,951	3,072	(425,516)	(10,784)	33,927	1,023
Class R-6	2,131,499	54,833		431,579	11,334	(818,830)	(20,945)	1,744,248	45,222
Total net increase (decrease)	$9,359,299	240,172		$4,489,124	118,086	$(10,673,271)	(272,747)	$3,175,152	85,511

1 Includes exchanges between share classes of the fund.

2 Amount less than one thousand.

3 Class R-5E shares were offered beginning November 20, 2015.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,719,797,000 and $7,240,073,000, respectively, during the six months ended October 31, 2016.

Washington Mutual Investors Fund	23

Financial highlights

		Income from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 10/31/2016[3,4]	$39.38	$.39	$.83	$1.22
Year ended 4/30/2016	41.23	.80	(.24)	.56
Year ended 4/30/2015	40.40	.83	2.89	3.72
Year ended 4/30/2014	35.08	.79	6.18	6.97
Year ended 4/30/2013	30.61	.73	4.47	5.20
Year ended 4/30/2012	29.66	.68	.97	1.65
Class B:
Six months ended 10/31/2016[3,4]	39.19	.25	.81	1.06
Year ended 4/30/2016	41.00	.51	(.24)	.27
Year ended 4/30/2015	40.17	.53	2.85	3.38
Year ended 4/30/2014	34.88	.50	6.14	6.64
Year ended 4/30/2013	30.42	.50	4.44	4.94
Year ended 4/30/2012	29.45	.47	.97	1.44
Class C:
Six months ended 10/31/2016[3,4]	38.92	.22	.82	1.04
Year ended 4/30/2016	40.77	.48	(.24)	.24
Year ended 4/30/2015	39.99	.50	2.83	3.33
Year ended 4/30/2014	34.74	.48	6.12	6.60
Year ended 4/30/2013	30.31	.48	4.43	4.91
Year ended 4/30/2012	29.37	.45	.96	1.41
Class F-1:
Six months ended 10/31/2016[3,4]	39.25	.37	.82	1.19
Year ended 4/30/2016	41.10	.76	(.23)	.53
Year ended 4/30/2015	40.28	.81	2.85	3.66
Year ended 4/30/2014	34.99	.75	6.16	6.91
Year ended 4/30/2013	30.53	.71	4.47	5.18
Year ended 4/30/2012	29.59	.66	.97	1.63
Class F-2:
Six months ended 10/31/2016[3,4]	39.36	.42	.83	1.25
Year ended 4/30/2016	41.21	.86	(.23)	.63
Year ended 4/30/2015	40.39	.89	2.90	3.79
Year ended 4/30/2014	35.08	.86	6.18	7.04
Year ended 4/30/2013	30.60	.79	4.49	5.28
Year ended 4/30/2012	29.66	.74	.96	1.70
Class 529-A:
Six months ended 10/31/2016[3,4]	39.30	.37	.83	1.20
Year ended 4/30/2016	41.15	.76	(.24)	.52
Year ended 4/30/2015	40.33	.79	2.88	3.67
Year ended 4/30/2014	35.03	.75	6.17	6.92
Year ended 4/30/2013	30.56	.70	4.47	5.17
Year ended 4/30/2012	29.62	.65	.97	1.62

24	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.38)	$—	$(.38)	$40.22	3.11%[5]		$50,306	.59%[6]		1.90%[6]
(.82)	(1.59)	(2.41)	39.38	1.62		50,717	.58		2.02
(.85)	(2.04)	(2.89)	41.23	9.28		52,547	.58		2.01
(.86)	(.79)	(1.65)	40.40	20.16		50,626	.60		2.07
(.73)	—	(.73)	35.08	17.28		44,142	.62		2.32
(.70)	—	(.70)	30.61	5.83		40,566	.62		2.39
(.20)	—	(.20)	40.05	2.71	[5]	35	1.34	[6]	1.22	[6]
(.49)	(1.59)	(2.08)	39.19	.87		63	1.33		1.31
(.51)	(2.04)	(2.55)	41.00	8.46		141	1.33		1.28
(.56)	(.79)	(1.35)	40.17	19.24		236	1.35		1.33
(.48)	—	(.48)	34.88	16.41		323	1.37		1.61
(.47)	—	(.47)	30.42	5.06		511	1.38		1.68
(.22)	—	(.22)	39.74	2.68	[5]	1,562	1.38	[6]	1.11	[6]
(.50)	(1.59)	(2.09)	38.92	.82		1,588	1.38		1.23
(.51)	(2.04)	(2.55)	40.77	8.39		1,708	1.38		1.21
(.56)	(.79)	(1.35)	39.99	19.19		1,771	1.39		1.27
(.48)	—	(.48)	34.74	16.39		1,757	1.42		1.53
(.47)	—	(.47)	30.31	4.99		1,794	1.42		1.60
(.36)	—	(.36)	40.08	3.05	[5]	2,915	.67	[6]	1.82	[6]
(.79)	(1.59)	(2.38)	39.25	1.55		2,897	.66		1.94
(.80)	(2.04)	(2.84)	41.10	9.18		2,908	.66		1.95
(.83)	(.79)	(1.62)	40.28	20.05		3,831	.67		1.99
(.72)	—	(.72)	34.99	17.25		3,004	.66		2.27
(.69)	—	(.69)	30.53	5.78		2,575	.66		2.34
(.42)	—	(.42)	40.19	3.19	[5]	7,424	.40	[6]	2.05	[6]
(.89)	(1.59)	(2.48)	39.36	1.81		6,097	.41		2.19
(.93)	(2.04)	(2.97)	41.21	9.48		5,352	.40		2.14
(.94)	(.79)	(1.73)	40.39	20.38		2,077	.41		2.26
(.80)	—	(.80)	35.08	17.57		1,387	.41		2.51
(.76)	—	(.76)	30.60	6.04		881	.40		2.59
(.36)	—	(.36)	40.14	3.07	[5]	1,784	.67	[6]	1.82	[6]
(.78)	(1.59)	(2.37)	39.30	1.52		1,788	.68		1.93
(.81)	(2.04)	(2.85)	41.15	9.17		1,839	.68		1.91
(.83)	(.79)	(1.62)	40.33	20.03		1,731	.69		1.97
(.70)	—	(.70)	35.03	17.21		1,465	.71		2.23
(.68)	—	(.68)	30.56	5.72		1,262	.71		2.30

See page 30 for footnotes.

Washington Mutual Investors Fund	25

Financial highlights (continued)

		Income from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-B:
Six months ended 10/31/2016[3,4]	$39.23	$.23	$.81	$1.04
Year ended 4/30/2016	41.04	.47	(.26)	.21
Year ended 4/30/2015	40.20	.48	2.85	3.33
Year ended 4/30/2014	34.90	.45	6.15	6.60
Year ended 4/30/2013	30.44	.46	4.44	4.90
Year ended 4/30/2012	29.48	.44	.96	1.40
Class 529-C:
Six months ended 10/31/2016[3,4]	39.03	.21	.83	1.04
Year ended 4/30/2016	40.88	.45	(.23)	.22
Year ended 4/30/2015	40.09	.47	2.85	3.32
Year ended 4/30/2014	34.83	.45	6.14	6.59
Year ended 4/30/2013	30.39	.45	4.45	4.90
Year ended 4/30/2012	29.46	.43	.96	1.39
Class 529-E:
Six months ended 10/31/2016[3,4]	39.10	.32	.82	1.14
Year ended 4/30/2016	40.95	.66	(.24)	.42
Year ended 4/30/2015	40.15	.69	2.86	3.55
Year ended 4/30/2014	34.88	.65	6.14	6.79
Year ended 4/30/2013	30.44	.62	4.44	5.06
Year ended 4/30/2012	29.50	.58	.96	1.54
Class 529-F-1:
Six months ended 10/31/2016[3,4]	39.23	.41	.83	1.24
Year ended 4/30/2016	41.08	.84	(.23)	.61
Year ended 4/30/2015	40.27	.88	2.87	3.75
Year ended 4/30/2014	34.98	.83	6.16	6.99
Year ended 4/30/2013	30.51	.77	4.47	5.24
Year ended 4/30/2012	29.58	.71	.96	1.67
Class R-1:
Six months ended 10/31/2016[3,4]	39.00	.22	.82	1.04
Year ended 4/30/2016	40.85	.47	(.23)	.24
Year ended 4/30/2015	40.06	.50	2.85	3.35
Year ended 4/30/2014	34.81	.48	6.12	6.60
Year ended 4/30/2013	30.37	.48	4.45	4.93
Year ended 4/30/2012	29.44	.45	.96	1.41
Class R-2:
Six months ended 10/31/2016[3,4]	38.88	.22	.82	1.04
Year ended 4/30/2016	40.73	.49	(.23)	.26
Year ended 4/30/2015	39.95	.51	2.84	3.35
Year ended 4/30/2014	34.71	.49	6.12	6.61
Year ended 4/30/2013	30.30	.49	4.42	4.91
Year ended 4/30/2012	29.36	.46	.96	1.42

26	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.17)	$—	$(.17)	$40.10	2.66%[5]		$6	1.45%[6]		1.12%[6]
(.43)	(1.59)	(2.02)	39.23	.71		11	1.46		1.18
(.45)	(2.04)	(2.49)	41.04	8.34		25	1.46		1.15
(.51)	(.79)	(1.30)	40.20	19.10		41	1.48		1.20
(.44)	—	(.44)	34.90	16.26		56	1.50		1.48
(.44)	—	(.44)	30.44	4.90		79	1.50		1.55
(.21)	—	(.21)	39.86	2.67	[5]	435	1.44	[6]	1.06	[6]
(.48)	(1.59)	(2.07)	39.03	.74		442	1.45		1.15
(.49)	(2.04)	(2.53)	40.88	8.33		464	1.45		1.14
(.54)	(.79)	(1.33)	40.09	19.11		447	1.47		1.20
(.46)	—	(.46)	34.83	16.31		390	1.49		1.45
(.46)	—	(.46)	30.39	4.88		349	1.49		1.52
(.31)	—	(.31)	39.93	2.94	[5]	91	.91	[6]	1.58	[6]
(.68)	(1.59)	(2.27)	39.10	1.29		92	.92		1.68
(.71)	(2.04)	(2.75)	40.95	8.90		95	.92		1.66
(.73)	(.79)	(1.52)	40.15	19.73		91	.94		1.72
(.62)	—	(.62)	34.88	16.89		77	.96		1.97
(.60)	—	(.60)	30.44	5.46		67	.97		2.04
(.41)	—	(.41)	40.06	3.17	[5]	110	.44	[6]	2.04	[6]
(.87)	(1.59)	(2.46)	39.23	1.76		110	.46		2.15
(.90)	(2.04)	(2.94)	41.08	9.40		108	.45		2.13
(.91)	(.79)	(1.70)	40.27	20.29		100	.47		2.19
(.77)	—	(.77)	34.98	17.49		81	.49		2.45
(.74)	—	(.74)	30.51	5.93		69	.49		2.52
(.22)	—	(.22)	39.82	2.68	[5]	91	1.40	[6]	1.09	[6]
(.50)	(1.59)	(2.09)	39.00	.81		93	1.39		1.22
(.52)	(2.04)	(2.56)	40.85	8.41		101	1.38		1.21
(.56)	(.79)	(1.35)	40.06	19.18		100	1.39		1.27
(.49)	—	(.49)	34.81	16.42		88	1.40		1.54
(.48)	—	(.48)	30.37	4.97		86	1.40		1.60
(.22)	—	(.22)	39.70	2.68	[5]	702	1.40	[6]	1.09	[6]
(.52)	(1.59)	(2.11)	38.88	.85		718	1.36		1.25
(.53)	(2.04)	(2.57)	40.73	8.46		803	1.34		1.25
(.58)	(.79)	(1.37)	39.95	19.26		808	1.35		1.32
(.50)	—	(.50)	34.71	16.39		753	1.37		1.57
(.48)	—	(.48)	30.30	5.03		712	1.39		1.63

See page 30 for footnotes.

Washington Mutual Investors Fund	27

Financial highlights (continued)

		Income from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2E:
Six months ended 10/31/2016[3,4]	$39.26	$.26	$.84	$1.10
Year ended 4/30/2016	41.18	.52	(.07)	.45
Period from 8/29/2014 to 4/30/2015[3,7]	42.40	.51	1.01	1.52
Class R-3:
Six months ended 10/31/2016[3,4]	39.08	.31	.83	1.14
Year ended 4/30/2016	40.94	.65	(.25)	.40
Year ended 4/30/2015	40.14	.68	2.86	3.54
Year ended 4/30/2014	34.87	.65	6.14	6.79
Year ended 4/30/2013	30.43	.62	4.45	5.07
Year ended 4/30/2012	29.49	.58	.97	1.55
Class R-4:
Six months ended 10/31/2016[3,4]	39.20	.37	.83	1.20
Year ended 4/30/2016	41.06	.77	(.25)	.52
Year ended 4/30/2015	40.25	.81	2.86	3.67
Year ended 4/30/2014	34.96	.76	6.16	6.92
Year ended 4/30/2013	30.50	.71	4.47	5.18
Year ended 4/30/2012	29.56	.67	.96	1.63
Class R-5E:
Six months ended 10/31/2016[3,4]	39.36	.36	.88	1.24
Period from 11/20/2015 to 4/30/2016[3,10]	41.13	.33	(.03)	.30
Class R-5:
Six months ended 10/31/2016[3,4]	39.37	.43	.83	1.26
Year ended 4/30/2016	41.22	.89	(.24)	.65
Year ended 4/30/2015	40.39	.93	2.89	3.82
Year ended 4/30/2014	35.08	.88	6.17	7.05
Year ended 4/30/2013	30.60	.81	4.48	5.29
Year ended 4/30/2012	29.66	.75	.97	1.72
Class R-6:
Six months ended 10/31/2016[3,4]	39.40	.44	.84	1.28
Year ended 4/30/2016	41.25	.90	(.23)	.67
Year ended 4/30/2015	40.42	.95	2.89	3.84
Year ended 4/30/2014	35.10	.90	6.18	7.08
Year ended 4/30/2013	30.62	.82	4.49	5.31
Year ended 4/30/2012	29.68	.76	.97	1.73

	Six months ended October 31,	Year ended April 30
	2016[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	9%	30%	24%	19%	22%	22%

See Notes to Financial Statements

28	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.29)	$—	$(.29)	$40.07	2.81%[5]		$14		1.12%[6]		1.30%[6]
(.78)	(1.59)	(2.37)	39.26	1.35		8		1.01		1.40
(.70)	(2.04)	(2.74)	41.18	3.63	[5,8]	—	[9]	.64	[6,8]	1.84	[6,8]
(.31)	—	(.31)	39.91	2.92	[5]	1,766		.96	[6]	1.53	[6]
(.67)	(1.59)	(2.26)	39.08	1.23		1,767		.95		1.66
(.70)	(2.04)	(2.74)	40.94	8.89		1,937		.94		1.65
(.73)	(.79)	(1.52)	40.14	19.73		1,857		.95		1.71
(.63)	—	(.63)	34.87	16.90		1,647		.97		1.97
(.61)	—	(.61)	30.43	5.47		1,443		.96		2.05
(.37)	—	(.37)	40.03	3.07	[5]	2,373		.66	[6]	1.82	[6]
(.79)	(1.59)	(2.38)	39.20	1.54		2,306		.65		1.96
(.82)	(2.04)	(2.86)	41.06	9.22		2,283		.64		1.95
(.84)	(.79)	(1.63)	40.25	20.09		2,139		.65		2.02
(.72)	—	(.72)	34.96	17.28		1,823		.65		2.28
(.69)	—	(.69)	30.50	5.79		1,556		.65		2.35
(.41)	—	(.41)	40.19	3.17	[5]	—	[9]	.50	[6]	1.77	[6]
(.48)	(1.59)	(2.07)	39.36	.975		—	[9]	.22	[5]	.87	[5]
(.43)	—	(.43)	40.20	3.21	[5]	1,914		.36	[6]	2.13	[6]
(.91)	(1.59)	(2.50)	39.37	1.87		1,949		.35		2.26
(.95)	(2.04)	(2.99)	41.22	9.55		1,998		.34		2.24
(.95)	(.79)	(1.74)	40.39	20.43		1,893		.35		2.32
(.81)	—	(.81)	35.08	17.63		1,504		.35		2.57
(.78)	—	(.78)	30.60	6.09		1,236		.35		2.65
(.44)	—	(.44)	40.24	3.26	[5]	9,256		.30	[6]	2.17	[6]
(.93)	(1.59)	(2.52)	39.40	1.91		7,800		.30		2.30
(.97)	(2.04)	(3.01)	41.25	9.59		6,301		.30		2.28
(.97)	(.79)	(1.76)	40.42	20.51		4,581		.30		2.36
(.83)	—	(.83)	35.10	17.68		2,943		.30		2.61
(.79)	—	(.79)	30.62	6.14		1,914		.31		2.68

See page 30 for footnotes.

Washington Mutual Investors Fund	29

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class R-2E shares were offered beginning August 29, 2014.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class R-5E shares were offered beginning November 20, 2015.

30	Washington Mutual Investors Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2016, through October 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Washington Mutual Investors Fund	31

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	5/1/2016	10/31/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,031.12	$3.02	.59%
Class A - assumed 5% return	1,000.00	1,022.23	3.01	.59
Class B - actual return	1,000.00	1,027.08	6.85	1.34
Class B - assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class C - actual return	1,000.00	1,026.84	7.05	1.38
Class C - assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class F-1 - actual return	1,000.00	1,030.50	3.43	.67
Class F-1 - assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 - actual return	1,000.00	1,031.88	2.05	.40
Class F-2 - assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 529-A - actual return	1,000.00	1,030.71	3.43	.67
Class 529-A - assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 529-B - actual return	1,000.00	1,026.64	7.41	1.45
Class 529-B - assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class 529-C - actual return	1,000.00	1,026.67	7.36	1.44
Class 529-C - assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class 529-E - actual return	1,000.00	1,029.36	4.65	.91
Class 529-E - assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 529-F-1 - actual return	1,000.00	1,031.71	2.25	.44
Class 529-F-1 - assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 - actual return	1,000.00	1,026.76	7.15	1.40
Class R-1 - assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-2 - actual return	1,000.00	1,026.84	7.15	1.40
Class R-2 - assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-2E - actual return	1,000.00	1,028.08	5.73	1.12
Class R-2E - assumed 5% return	1,000.00	1,019.56	5.70	1.12
Class R-3 - actual return	1,000.00	1,029.24	4.91	.96
Class R-3 - assumed 5% return	1,000.00	1,020.37	4.89	.96
Class R-4 - actual return	1,000.00	1,030.69	3.38	.66
Class R-4 - assumed 5% return	1,000.00	1,021.88	3.36	.66
Class R-5E - actual return	1,000.00	1,031.68	2.56	.50
Class R-5E - assumed 5% return	1,000.00	1,022.68	2.55	.50
Class R-5 - actual return	1,000.00	1,032.14	1.84	.36
Class R-5 - assumed 5% return	1,000.00	1,023.39	1.84	.36
Class R-6 - actual return	1,000.00	1,032.64	1.54	.30
Class R-6 - assumed 5% return	1,000.00	1,023.69	1.53	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

32	Washington Mutual Investors Fund

Approval of Investment Advisory and Service Agreement

Washington Mutual Investors Fund‘s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through August 31, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through December 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the

Washington Mutual Investors Fund	33

fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth & Income Funds Index, and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the lifetime period, 20-year period and 15-year period, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth & Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

34	Washington Mutual Investors Fund

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Washington Mutual Investors Fund	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP

1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Washington Mutual Investors Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete October 31, 2016, portfolio of Washington Mutual Investors Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard and Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2016 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
October 31, 2016
unaudited
Common stocks 95.49% Energy 11.23%	Shares	Value (000)
Chevron Corp.	14,646,194	$1,534,189
ConocoPhillips	16,635,300	722,804
Enbridge Inc.	32,585,939	1,406,735
EOG Resources, Inc.	1,472,100	133,107
Exxon Mobil Corp.	6,141,600	511,718
Halliburton Co.	11,097,000	510,462
Noble Energy, Inc.	4,541,200	156,535
Pioneer Natural Resources Co.	2,710,000	485,144
Royal Dutch Shell PLC, Class B (ADR)	34,831,400	1,822,031
Schlumberger Ltd.	22,920,300	1,793,055
		9,075,780
Materials 5.00%
Air Products and Chemicals, Inc.	2,180,000	290,856
Celanese Corp., Series A	138,200	10,078
Dow Chemical Co.	6,201,500	333,703
E.I. du Pont de Nemours and Co.	20,314,795	1,397,455
Freeport-McMoRan Inc.	1,033,800	11,558
International Flavors & Fragrances Inc.	797,100	104,245
Monsanto Co.	3,135,000	315,914
Nucor Corp.	4,940,700	241,353
Potash Corp. of Saskatchewan Inc.	1,666,600	27,132
Praxair, Inc.	9,468,300	1,108,359
Rio Tinto PLC (ADR)	1,216,800	42,405
WestRock Co.	3,358,486	155,128
		4,038,186
Industrials 12.60%
Boeing Co.	18,930,255	2,696,236
Canadian National Railway Co.	638,800	40,161
Caterpillar Inc.	6,616,207	552,189
Cummins Inc.	660,000	84,361
Fastenal Co.	380,000	14,812
Fortive Corp.	53,550	2,734
General Dynamics Corp.	390,600	58,879
General Electric Co.	23,518,000	684,374
Honeywell International Inc.	560,000	61,421
IDEX Corp.	527,400	45,588
Ingersoll-Rand PLC	5,000,000	336,450
Lockheed Martin Corp.	8,639,300	2,128,551
Norfolk Southern Corp.	2,749,400	255,694
Northrop Grumman Corp.	5,131,300	1,175,068
PACCAR Inc	5,600,000	307,552
Parker-Hannifin Corp.	600,000	73,650
Republic Services, Inc.	2,225,000	117,102
Rockwell Automation	950,000	113,734
Rockwell Collins, Inc.	500,000	42,160
Washington Mutual Investors Fund — Page 1 of 5

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	5,266,500	$464,400
Waste Management, Inc.	14,127,400	927,605
		10,182,721
Consumer discretionary 11.54%
Carnival Corp., units	985,800	48,403
CBS Corp., Class B	7,504,100	424,882
Cinemark Holdings, Inc.	5,700,000	226,860
Comcast Corp., Class A	34,390,739	2,126,035
D.R. Horton, Inc.	461,500	13,305
General Motors Co.	400,000	12,640
Home Depot, Inc.	24,014,200	2,929,973
Lowe’s Companies, Inc.	5,500,000	366,575
McDonald’s Corp.	4,334,500	487,935
Newell Rubbermaid Inc.	5,419,100	260,225
Priceline Group Inc.[1]	160,500	236,614
Scripps Networks Interactive, Inc., Class A	636,400	40,959
Starbucks Corp.	7,010,600	372,053
Time Warner Inc.	2,756,000	245,256
Twenty-First Century Fox, Inc., Class A	15,019,100	394,552
VF Corp.	10,330,200	560,000
Viacom Inc., Class B	5,772,121	216,801
Walt Disney Co.	2,534,600	234,932
Whirlpool Corp.	297,000	44,496
Wynn Resorts, Ltd.	816,600	77,209
		9,319,705
Consumer staples 8.32%
Coca-Cola Co.	40,458,000	1,715,419
Coca-Cola Enterprises, Inc.	3,352,000	128,851
Colgate-Palmolive Co.	2,375,000	169,480
Costco Wholesale Corp.	3,789,100	560,294
CVS Health Corp.	8,105,000	681,630
Kraft Heinz Co.	8,805,000	783,205
Mead Johnson Nutrition Co.	2,758,000	206,216
Mondelez International, Inc.	1,940,000	87,183
Nestlé SA (ADR)	4,510,900	327,694
PepsiCo, Inc.	153,000	16,402
Procter & Gamble Co.	17,395,700	1,509,947
Unilever NV	5,360,500	224,176
Walgreens Boots Alliance, Inc.	3,522,000	291,375
Wal-Mart Stores, Inc.	284,300	19,907
		6,721,779
Health care 11.66%
AbbVie Inc.	1,600,000	89,248
Aetna Inc.	5,508,300	591,316
AmerisourceBergen Corp.	356,700	25,083
Amgen Inc.	83,500	11,787
AstraZeneca PLC (ADR)	5,297,100	150,014
Bristol-Myers Squibb Co.	9,718,400	494,764
Danaher Corp.	521,100	40,932
Eli Lilly and Co.	984,600	72,703
Gilead Sciences, Inc.	1,390,000	102,346
Humana Inc.[2]	7,620,000	1,307,058
Washington Mutual Investors Fund — Page 2 of 5

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Johnson & Johnson	14,360,300	$1,665,651
Medtronic PLC	11,265,200	923,972
Merck & Co., Inc.	31,883,000	1,872,170
Novartis AG (ADR)	1,000,000	71,020
Novo Nordisk A/S, Class B (ADR)	2,419,100	85,975
Pfizer Inc.	29,539,000	936,682
Regeneron Pharmaceuticals, Inc.[1]	290,777	100,324
ResMed Inc.	1,908,600	114,077
Roche Holding AG (ADR)	4,994,500	143,217
UnitedHealth Group Inc.	4,400,851	621,972
		9,420,311
Financials 10.36%
American Express Co.	779,000	51,741
Ameriprise Financial, Inc.	202,000	17,855
BlackRock, Inc.	579,000	197,578
Capital One Financial Corp.	7,398,609	547,793
Charles Schwab Corp.	1,365,600	43,289
Chubb Ltd.	7,633,500	969,454
Citigroup Inc.	5,000,000	245,750
CME Group Inc., Class A	9,888,404	989,829
Discover Financial Services	3,520,800	198,327
Goldman Sachs Group, Inc.	905,600	161,414
Invesco Ltd.	4,106,800	115,360
JPMorgan Chase & Co.	26,176,500	1,812,984
Marsh & McLennan Companies, Inc.	8,409,300	533,066
Moody’s Corp.	1,372,400	137,954
PNC Financial Services Group, Inc.	4,526,800	432,762
S&P Global Inc.	1,853,286	225,823
U.S. Bancorp	7,800,000	349,128
Wells Fargo & Co.	29,096,100	1,338,712
		8,368,819
Information technology 16.20%
Accenture PLC, Class A	987,500	114,787
Alphabet Inc., Class A1	694,200	562,233
Alphabet Inc., Class C1	228,750	179,463
Amphenol Corp., Class A	8,642,500	569,800
Analog Devices, Inc.	5,566,083	356,786
Apple Inc.	9,125,700	1,036,132
Automatic Data Processing, Inc.	2,599,300	226,295
Broadcom Ltd.	4,013,799	683,470
Cisco Systems, Inc.	5,000,000	153,400
Hewlett Packard Enterprise Co.	1,545,000	34,716
Hewlett-Packard Co.	2,668,000	38,659
Intel Corp.	32,616,000	1,137,320
Intuit Inc.	5,820,000	632,867
Jack Henry & Associates, Inc.	2,594,200	210,182
MasterCard Inc., Class A	1,558,500	166,791
Microsoft Corp.	79,023,800	4,735,106
NetApp, Inc.	2,059,600	69,903
Paychex, Inc.	3,000,000	165,600
Texas Instruments Inc.	19,074,800	1,351,449
Versum Materials, Inc.[1]	1,090,000	24,743
Washington Mutual Investors Fund — Page 3 of 5

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Visa Inc., Class A	6,244,100	$515,201
Xilinx, Inc.	2,432,900	123,762
		13,088,665
Telecommunication services 3.94%
AT&T Inc.	20,607,800	758,161
Verizon Communications Inc.	50,351,601	2,421,912
		3,180,073
Utilities 2.76%
CMS Energy Corp.	1,591,000	67,061
Dominion Resources, Inc.	10,267,000	772,078
Duke Energy Corp.	900,000	72,018
Eversource Energy	1,889,761	104,050
Exelon Corp.	730,000	24,871
National Grid PLC (ADR)	730,000	47,757
PG&E Corp.	9,602,200	596,489
Pinnacle West Capital Corp.	1,750,000	133,227
Sempra Energy	2,267,700	242,871
Xcel Energy Inc.	4,000,000	166,200
		2,226,622
Miscellaneous 1.88%
Other common stocks in initial period of acquisition		1,519,144
Total common stocks (cost: $53,179,226,000)		77,141,805
Short-term securities 4.34%	Principal amount (000)
Air Products and Chemicals, Inc. 0.52% due 11/2/2016[3]	$6,350	6,350
Apple Inc. 0.50%–0.53% due 11/14/2016–1/17/2017[3]	125,000	124,934
Caterpillar Financial Services Corp. 0.56% due 11/9/2016	32,100	32,097
Chevron Corp. 0.57%–0.59% due 11/17/2016–1/23/2017[3]	155,000	154,924
Ciesco LLC 0.81% due 11/16/2016[3]	50,000	49,988
Coca-Cola Co. 0.52%–0.56% due 11/15/2016–12/16/2016[3]	86,200	86,172
Emerson Electric Co. 0.44%–0.46% due 11/16/2016–12/2/2016[3]	106,000	105,972
ExxonMobil Corp. 0.44%–0.51% due 11/3/2016–12/14/2016	200,000	199,939
Federal Farm Credit Banks 0.54% due 5/3/2017	24,900	24,830
Federal Home Loan Bank 0.23%–0.48% due 11/1/2016–2/21/2017	1,312,300	1,311,828
Freddie Mac 0.35%–0.47% due 11/21/2016–12/14/2016	225,000	224,953
GE Capital Treasury Services (U.S.) LLC 0.50% due 11/14/2016	110,000	109,984
Honeywell International Inc. 0.54% due 11/7/2016[3]	41,750	41,747
IBM Corp. 0.63% due 12/27/2016[3]	22,800	22,783
Intel Corp. 0.54% due 12/27/2016	35,000	34,971
Kaiser Foundation Hospitals 0.68% due 11/21/2016	20,000	19,988
Pfizer Inc. 0.41%–0.61% due 11/28/2016–12/13/2016[3]	145,000	144,932
Qualcomm Inc. 0.51%–0.52% due 11/16/2016–11/17/2016[3]	80,000	79,985
U.S. Treasury Bills 0.29%–0.46% due 11/17/2016–2/23/2017	531,600	531,330
Wal-Mart Stores, Inc. 0.37% due 11/8/2016[3]	75,000	74,995
Washington Mutual Investors Fund — Page 4 of 5

unaudited
Short-term securities	Principal amount (000)	Value (000)
Walt Disney Co. 0.58% due 1/30/2017[3]	$75,000	$74,877
Wells Fargo Bank, N.A. 0.90% due 12/5/2016	50,000	50,023
Total short-term securities (cost: $3,507,293,000)		3,507,602
Total investment securities 99.83% (cost: $56,686,519,000)		80,649,407
Other assets less liabilities 0.17%		134,541
Net assets 100.00%		$80,783,948
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $967,659,000, which represented 1.20% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-001-1216O-S54173	Washington Mutual Investors Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By __/s/ Paul F. Roye______________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye______________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 27, 2016

By __/s/ Brian C. Janssen______________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 27, 2016